13F-HR 09/30/00 0001079931 zt9wono# NONE 1 Jayne Holland 704-336-6818
jayne@eastover.net 13F-HR Form 13F Holdings Report United States Securities and Exchange Commission Washington, DC 20549 Form 13F Report for the calendar year or quarter ended September 30, 2000 Check here if amendment { }; Amendment Number:
This
Amendment (Check only one.): { } is a restatement. { } adds new holdings entries. Institutional
Investment Manager Filing this Report: Name: EASTOVER CAPITAL MANAGEMENT,
INC. Address: 201 SOUTH TRYON STREET SUITE 1400 CHARLOTTE, NC 28202 13F
File Number: The institutional Investment Manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person signing this report on behalf of reporting manager: Name: JAYNE P. HOLLAND Title:
SENIOR VICE PRESIDENT Phone: (704) 336-6818 Signature, Place, and Date of signing:
Jayne P. Holland Charlotte, NC 28281 October 24, 2000 Report Type (Check only one) {X}
13F HOLDINGS REPORT. { } 13F NOTICE. { } 13F COMBINATION REPORT. List of other managers reporting for this manager: I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934. FORM 13F SUMMARY PAGE
Report Summary: Number of other included managers: 0 Form 13F information table entry total: 46 Form 13F information table value total: 234,845 List of other included managers: No.
13F File Number Name
FORM 13F INFORMATION TABLE Name of Issuer Title CUSIP value Shares/ Sh/Invstmt Other Voting Authority Of Class (x$1000) Prn Amt Prn Dscretn Managers Sole Shared None
Amazon.Com Inc Com 023135106 1513 39365 sh sole 39365 America On Line Com 02364J104 6979 129850 sh Sole 129850 American Int'l Group Com 026874107 13327
139279 sh Sole 139279 Amgen Inc Com 031162100 5931 84945 sh Sole 84945 Ariba Inc
Com 04033V104 7082 49430 sh Sole 49430 BP Amoco Corp Com 055622104 4441
83788 sh Sole 83788 Bank America Corp Com 060505104 6450 123158 sh Sole 123158
Bristol Myers Squibb Com 110122108 6667 116717 sh Sole 116717 Caterpillar Inc
Com
149123101 1628 48230 sh Sole 48230 Cisco Systems Com 17275R102 15073 272816 sh
Sole 272816 Citigroup Com 172967101 6929 128178 sh Sole 128178 Coca Cola Co Com 191216100 1542 46114 sh Sole 46114 Compaq Computer Corp Com 204493100 2645
95900 sh Sole 95900 Duke Energy Corp Com 264399106 5408 63071 sh Sole 63071 E.I.
DuPont Com 263534109 290 7000 sh Sole 7000 EMC Corp Com 268648102 12716
128282 sh Sole 128282 Exxon Mobil Corp Com 30231G102 9316 104531 sh Sole 104531
First Charter Corp Com 319439105 390 27012 sh Sole 27012 General Electric Com 369604103 14874 257832 sh Sole 257832 Haliburton Com 406216101 2827 57758 sh
Sole
57758 Hershey Foods Com 427866108 1911 35325 sh Sole 35325 Human Genome
Sciences Com 444903108 2638 15235 sh Sole 15235 Ingersol Rand Com 456866102 1514
44705 sh Sole 44705 IBM Com 459200101 8994 79949 sh Sole 79949 Int'l Paper Com
460146103 1625 56630 sh Sole 56630 Intel Corp Com 458140100 5413 130236 sh Sole
130236 Johnson & Johnson Com 478160104 235 2500 sh Sole 2500 McDonalds Corp Com 580135101 4062 134575 sh Sole 134575 Medtronic Inc Com 585055106 5263 101570 sh
Sole 101570 Merck & Co Com 589331107 785 10543 Sh Sole 10543 Microsoft Corp Com 594918104 3933 65210 sh Sole 65210 Millennium Pharmac Com 599902103 2634 18030
sh Sole 18030 Nokia Corp Com 654902204 6853 172140 sh Sole 172140 Pepsico Inc
Com
713448108 3903 84837 sh Sole 84837 Pfizer Inc. Com 717081103 6520 145092 sh Sole
145092 Procter & Gamble Com 742718109 3239 48339 sh Sole 48339 Qualcom Inc Com 747525103 6373 89445 sh Sole 89445 R F Micro Devices Com 749941100 3035 94830 sh
Sole 94830 Redback Networks Com 757209101 3168 19315 sh sole 19315 Schlumberger Ltd Com 806857108 5071 61602 sh Sole 61602 Solectron Corp Com 834182107 10645
230780 sh Sole 230780 Sonoco Products Com 835495102 1322 73176 sh Sole 73176 Sun
Microsystems Com 866810104 13253 113515 sh Sole 113515 Wachovia Corp Com 929771103 264 4656 sh Sole 4656 Weyersauser Corp Com 962166104 1801 44600 sh
Sole 44600 Yahoo Inc Com 984332106 4363 47945 sh Sole 47945